Note 9 - Intangible assets	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
9.	Intangible assets

December 31, 2012	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer lists and relationships	$159,242	$60,375	$98,867
Franchise rights	38,255	14,148	24,107
Trademarks and trade names:
Indefinite life	20,995	-	20,995
Finite life	40,335	11,193	29,142
Management contracts and other	19,936	15,111	4,825
Brokerage backlog	2,389	2,376	13
	$281,152	$103,203	$177,949

	Gross
December 31, 2011	carrying	Accumulated
	amount	amortization	Net

Customer lists and relationships	$152,824	$48,683	$104,141
Franchise rights	37,246	12,648	24,598
Trademarks and trade names:
Indefinite life	20,702	-	20,702
Finite life	40,176	9,179	30,997
Management contracts and other	20,010	11,548	8,462
Brokerage backlog	2,240	2,231	9
	$273,198	$84,289	$188,909

During the year ended December 31, 2012, the Company acquired the following intangible assets:

		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer lists and relationships	$5,917	17.5
Franchise rights	1,339	9.4
Trademarks and trade names	160	4.8
Management contracts and other	43	8.8
Brokerage backlog	147	0.5
	7,606	15.4

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five years ending December 31:

2013	$33,502
2014	14,443
2015	13,982
2016	13,473
2017	12,245